Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and contingencies (Textual)
Registration rights, description	The Company entered into a registration rights agreement on December 12, 2019, with respect to the Founder Shares, Placement Warrants (and their underlying shares), and warrants (and their underlying shares) that may be issued upon conversion of Working Capital Loans and the shares of Class A common stock issuable upon exercise of the foregoing and upon conversion of the Founder Shares. The holders of the Founder Shares, Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and in each case holders of their underlying shares, as applicable) will have registration rights to require the Company to register the sale of any of the securities held by them. The holders of the majority of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have certain “piggy-back” registration rights to include their securities in other registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Purchased an aggregate, per unit | $ / shares	$ 0.20
Deferred fee | $ / shares	$ 0.35
Over-Allotment Option [Member]
Commitments and contingencies (Textual)
Underwriters fee expense | $	$ 5,175,000
Deferred underwriting fees | $	$ 9,056,250